Consolidated Balance Sheets (USD $)	Jun. 30, 2014	Dec. 31, 2013
Current Assets:
Cash	$ 37,137	$ 27,448
Other receivables	8,776	12,276
Prepaid expenses	93,234	25,396
Total Current Assets	139,147	65,120
Deposit – long term	53,514
Copyrights	865,000	865,000
Equipment, net	25,226	47,973
TOTAL ASSETS	1,082,887	978,093
Current Liabilities:
Accounts payable and accrued liabilities	920,780	1,082,587
Accrued officers' salaries	20,000	20,000
Loans payable	61,007	61,203
Short term loans payable	48,685	74,791
Short term loans payable – related parties	1,450	1,450
Deposit for shares to be issued		9,560
Deferred revenue	24,990	24,990
Total Current Liabilities	1,076,912	1,274,581
TOTAL LIABILITIES	1,076,912	1,274,581
Stockholders' Equity (Deficiency)
Preferred stock, $0.00001 par value, 100,000,000 shares authorized, none issued and outstanding	0	0
Common stock, $0.00001 par value, 500,000,000 (December 31, 2013 – 500,000,000) shares authorized, 346,459,183 and 319,106,020 shares issued and outstanding, respectively.	3,465	3,191
Additional paid-in capital	20,048,723	18,669,367
Accumulated deficit	(20,046,213)	(18,969,046)
Total Stockholders' Equity (Deficiency)	5,975	(296,488)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIENCY)	$ 1,082,887	$ 978,093